ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2016
Portland Natural Gas Transmission System
ACQUISITIONS
Schedule of purchase price

(millions of dollars)

Net Purchase Price (a)	193

Less: TransCanada’s carrying value of PNGTS’ net assets at January 1, 2016	120

Excess purchase price (b)	73

(a)	Total purchase price of $228 million less the assumption of $35 million of proportional PNGTS debt by the Partnership.
(b)	The excess purchase price of $73 million was recorded as a reduction in Partners’ Equity.

GTN
ACQUISITIONS
Schedule of purchase price

(millions of dollars)

Net Purchase Price (a)	359

Less: TransCanada’s carrying value of non-controlling interest at April 1, 2015	232

Excess purchase price (b)	127

(a)	Total purchase price of $457 million less the assumption of $98 million of proportional GTN debt by the Partnership.
(b)	The excess purchase price of $127 million was recorded as a reduction in Partners’ Equity.

Bison
ACQUISITIONS
Schedule of purchase price
(millions of dollars)
Total cash consideration	217
TransCanada’s carrying value of non-controlling interest at October 1, 2014	188

Excess purchase price	29